Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities Abstract
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Accrued cost of revenue	$43,185	$ 7,812
Accrued compensation	981	2,869
Other accrued expenses	3,694	2,874
Total accrued expenses	$47,860	$13,555

Warranty reserves	$ 4,032	$ 3,985
Current portion of operating lease liability	452	230
Non-federal tax obligations	172	635
Other	—	11
Total other current liabilities	$ 4,656	$ 4,861

Schedule of warranty accruals
Activity by period in the Company's warranty accruals was as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Balance at beginning of period	$ 6,811	$ 2,057	$—
Warranties issued during the period	8,588	7,866	2,057
Settlements made during the period	(5,270)	(3,111)	—
Changes in liability for pre-existing warranties	(783)	(1)	—
Balance at end of period	$ 9,346	$ 6,811	$ 2,057

Accrued warranty balance reported in:
Other current liabilities	$ 4,032	$ 3,985	$ 1,368
Other non-current liabilities	5,314	2,826	689
Balance at end of period	$ 9,346	$ 6,811	$ 2,057